Short-term deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Short Term And Long Term Deposits [Line Items]
Short-term deposits	$ 192,535		$ 1,061,011
US$
Short Term And Long Term Deposits [Line Items]
Short-term deposits	73,100		702,450
RMB
Short Term And Long Term Deposits [Line Items]
Short-term deposits	$ 119,435	¥ 839,485	300,869	¥ 2,162,766
Others
Short Term And Long Term Deposits [Line Items]
Short-term deposits			$ 57,692